ADDITIONAL FINANCIAL INFORMATION OF THE COMPANY	12 Months Ended
Dec. 31, 2012
ADDITIONAL FINANCIAL INFORMATION OF THE COMPANY

32. ADDITIONAL FINANCIAL INFORMATION OF THE COMPANY

Under PRC laws and regulations, the Company’s PRC subsidiaries are restricted in their ability to transfer their net assets to the Company in the form of dividend payments, loans, or advances. As determined pursuant to PRC generally accepted accounting principles, net assets of the Company’s PRC subsidiaries which are restricted from transfer amounted to RMB2,726,247,000 (US$437,592,816) as of December 31, 2012.

Condensed Balance Sheets

		As of December 31,
	Note	2011	2012	2012
		(RMB’000)	(RMB’000)	(US$’000)

ASSETS
Current assets:
Cash and cash equivalents		6,770	3,216	516
Other receivables		100	98	15
Deferred expenses		212	3,969	637
Amount due from subsidiaries	b	3,925,198	3,600,276	577,884
Derivative contracts		18,122	—	—

Total current assets		3,950,402	3,607,559	579,052

Non-current assets:

Long-term deferred expenses	c	19,727	4,090	656
Investment in subsidiaries	a	872,625	—	—

Total non-current assets		892,352	4,090	656

Total assets		4,842,754	3,611,649	579,708

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:

Other payables	d	19,332	11,654	1,870
Derivative contracts		—	8,127	1,305
Amount due to subsidiaries	b	21,137	21,073	3,382

Total current liabilities		40,469	40,854	6,557

Non-current liabilities:

Convertible bonds		498,646	368,590	59,163

Loss in excess of investments		—	454,862	73,010

Total non-current liabilities		498,646	823,452	132,173

Total liabilities		539,115	864,306	138,730

Redeemable ordinary shares (par value US$0.0001 per share; 20,070,375 and 20,070,375 shares issued and outstanding at December 31, 2011 and 2012, respectively)		24	24	4

Shareholders’ equity
Ordinary shares (par value US$0.0001 per share; 1,000,000,000 and 1,000,000,000 shares authorized; 422,395,432 shares and 423,395,432 shares issued and outstanding at December 31, 2011 and 2012, respectively)		315	316	51
Additional paid-in capital		3,996,418	4,004,199	642,718
Retained earnings (accumulated deficit)		306,882	(1,255,977)	(201,598)
Accumulated other comprehensive loss		—	(1,219)	(197)

Total shareholders’ equity		4,303,615	2,747,319	440,974

Total liabilities, redeemable ordinary shares and shareholders’ equity		4,842,754	3,611,649	579,708

Condensed Statements of Comprehensive Income

		For the year ended December 31,
	Note	2010	2011	2012	2012
		(RMB’000)	(RMB’000)	(RMB’000)	(US$’000)

Net revenues		—	—	—	—

Cost of revenues		—	—	—	—

Gross loss		—	—	—	—

Operating expenses		(7,822)	(20,574)	(7,753)	(1,244)

Operating loss		(7,822)	(20,574)	(7,753)	(1,244)

Share of profit (loss) from subsidiaries		924,740	(843,703)	(1,336,805)	(214,572)
Interest income		5	3	10	1
Interest expense		(118,980)	(142,407)	(118,690)	(19,051)
Changes in fair value of derivative contracts		7,082	(7,508)	(4,784)	(768)
Changes in fair value of conversion feature of convertible bonds		31,623	264,384	(5,692)	(914)
Loss on extinguishment of debt		—	—	(82,713)	(13,276)
Exchange losses		(79,291)	(180,299)	(7,651)	(1,228)

Income (loss) before tax		757,357	(930,104)	(1,564,078)	(251,052)

Income tax expense		—	—	—	—

Net income (loss)		757,357	(930,104)	(1,564,078)	(251,052)

Condensed Statements of Cash Flows

	For the year ended December 31,
	2010	2011	2012	2012
	(RMB’000)	(RMB’000)	(RMB’000)	(US$’000)

Net cash used in operating activities	(9,913)	(56,383)	(41,176)	(6,609)

Net cash used in investing activities	(1,602,242)	(5,105)	(13,001)	(2,087)

Net cash provided by financing activities	1,634,371	40,449	50,623	8,125

Net increase (decrease) in cash and cash equivalents	22,216	(21,039)	(3,554)	(571)
Cash and cash equivalents at the beginning of year	5,593	27,809	6,770	1,087

Cash and cash equivalents at the end of year	27,809	6,770	3,216	516

Notes to the Condensed Financial Statements of the Company

(a) Basis of presentation

In the Company-only condensed financial statements, the Company’s investment in subsidiaries is stated at cost plus equity in undistributed earnings of subsidiaries since inception or acquisition. The Company-only condensed financial statements should be read in conjunction with the Company’s consolidated financial statements.

The Company records its investment in its subsidiaries under the equity method of accounting as prescribed in ASC 323-10, Investments-Equity Method and Joint Ventures. Such investment is presented on the condensed balance sheets as “Investment in subsidiaries” and share of the subsidiaries’ profit or loss as “Share of profit (loss) from subsidiaries” on the condensed statements of comprehensive income. Under the equity method of accounting, the Company shall adjust the carrying amount of the investment for its share of the subsidiary’s cumulative losses until the investment balance reaches zero, unless it is contractually obligated to continue to pick up the subsidiary’s losses. The Company confirmed its unlimited financial support to its subsidiaries for their operations. Consequently, the Company recognized RMB454,862,000 (US$73,010,385) of its share of cumulative losses in excess of its investment in “Losses in excess of investments” as of December 31, 2012.

The subsidiaries did not pay any dividends to the Company for the periods presented.

Certain information and footnote disclosures normally included in financial statements prepared in accordance with US GAAP have been condensed or omitted.

(b) Related party transactions and balances

As of December 31, 2011 and 2012, the Company paid on behalf of its subsidiaries of RMB3,925,198,000 and RMB3,600,276,000 (US$577,884,143), respectively. For the years ended December 31, 2011 and 2012, the Company paid on behalf of its subsidiaries of RMB44,632,000 and RMB34,466,000 (US$5,532,174), respectively.

As of December 31, 2011 and 2012, subsidiaries of the Company paid on behalf the Company of RMB21,137,000 and RMB21,073,000 (US$3,382,450), respectively. For the years ended December 31, 2011 and 2012, subsidiaries of the Company paid operating expenses, interest expense and consideration for repurchase of convertible bonds of RMB313,974,000 and RMB359,325,000 (US$57,675,639), respectively, on behalf of the Company.

As of December 31, 2011 and 2012, all balances with related parties were unsecured, non-interesting bearing and repayable on demand.

(c) Long-term deferred expenses

The long-term deferred expenses as of December 31, 2011 and 2012 mainly included the cost related to issuance of convertible bonds (Note 21) to be amortized over 10 years using the effective interest rate method. These issuance costs have been recorded as “Long-term deferred expenses.” As of December 31, 2011 and 2012, the unamortized costs related to the issuance of convertible bonds amounted to RMB19,718,000 and RMB4,080,000 (US$654,885), respectively.

(d) Other payables

As of December 31, 2011 and 2012, other payables mainly included interest payable to the holders of the convertible bonds of RMB17,544,000 and RMB10,068,000 (US$1,616,025), respectively.

(e) Commitments

The Company did not have any significant commitments or long-term obligations, other than the convertible bonds, as of any of the periods presented.

(f) Convenience translation

Amounts in United States dollars are presented for the convenience of the reader and are translated at the noon buying rate of US$1.00 to RMB6.2301 on December 31, 2012 in the City of New York for cable transfers of Renminbi as certified for customs purposes by the Federal Reserve Bank of New York. No representation is made that the Renminbi amounts could have been, or could be, converted into United States dollars at such rate.